Reclassifications from Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Reclassifications from Accumulated Other Comprehensive Income	Reclassifications from Accumulated Other Comprehensive Income
The following table sets out the components of the Company’s AOCI that are reclassified into the condensed consolidated statement of operations for the twelve months ended December 31, 2023, 2022 and 2021:

	Amount Reclassified from AOCI
Details about the AOCI Components	Twelve Months Ended December 31, 2023	Twelve Months Ended December 31, 2022	Twelve Months Ended December 31, 2021	Affected Line Item in the Consolidated Statement of Operations
	($ in millions)
Available for sale:
Realized (gains) on sale of securities	$(2.2)	$(3.9)	$(24.8)	Realized and unrealized investment gains
Realized losses on sale of securities	42.4	58.9	4.4	Realized and unrealized investment losses
	40.2	55.0	(20.4)	Income from operations before income tax
Tax on net realized gains of securities	(6.6)	—	—	Income tax (expense)/benefit
	$33.6	$55.0	$(20.4)	Net income
Realized derivatives:
Net realized gains on settled derivatives	(8.1)	15.4	(6.2)	General, administrative and corporate expenses
Tax on settled derivatives	—	—	—	Income tax (expense)/benefit
	$(8.1)	$15.4	$(6.2)	Net income
Total reclassifications from AOCI to the statement of operations, net of income tax	$25.5	$70.4	$(26.6)	Net income